ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
ACCRUED EXPENSES

5. ACCRUED EXPENSES:

The following table summarizes accrued expenses included in the condensed consolidated balance sheets (in thousands):

	July 31, 2022	October 31, 2021

Salaries and other compensation	$116	$55
Vendors	851	1,968
Professional fees	343	613
Other	200	200
Total accrued expenses	$1,510	$2,836

6. ACCRUED EXPENSES:

The following table represents the major components of accrued expenses (in thousands):

	October 31,
	2021	2020
Salaries and other compensation	$55	$737
Vendors	2,168	671
Professional fees	613	329
Total accrued expenses	$2,836	$1,737

Ayala Pharmaceuticals Inc [Member]
ACCRUED EXPENSES

4. Other account payables

Other account payables consist of the following:

	December 31,	December 31,
	2021	2020
	(in thousands)
Accrued Professional Fees	$291	$657
Accrued Research and Development Expenses	56	101
Tax Provision	1,150	780
Accrued Payroll and Employee Benefits	1,761	1,613
Total Accrued Expenses	$3,258	$3,151